2013 EQUITY INCENTIVE PLAN (Details Narrative)	9 Months Ended
	Sep. 30, 2013	Jan. 09, 2013 2013 Stock Option Plan
Shares of stock isuable under the Plan		8,550,000
Awards granted under the Plan	0